UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET

CONNECTICUT MUNICIPAL MONEY

MARKET FUND

FORM N-Q

MAY 31, 2015

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.4%
Education - 36.9%
Connecticut State HEFA Revenue	1.500%	7/1/15	$315,000	$315,284
Connecticut State HEFA Revenue:
Connecticut State University System, AGM	5.000%	11/1/15	125,000	127,452
Hotchkiss School, SPA-U.S. Bank N.A.	0.100%	7/1/30	1,200,000	1,200,000	(a)(b)
Taft School Corp.	4.500%	7/1/15	125,000	125,421
Trinity College, LOC-JPMorgan Chase	0.090%	7/1/34	965,000	965,000	(a)(b)
Wesleyan University	0.090%	7/1/40	1,700,000	1,700,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.090%	7/1/30	1,000,000	1,000,000	(a)(b)
Yale University	0.060%	7/1/35	1,000,000	1,000,000	(a)(b)
Yale University	0.070%	7/1/36	950,000	950,000	(a)(b)
Ohio State University Revenue	0.090%	12/1/34	100,000	100,000	(a)(b)
University of New Mexico, NM, Subordinated Lien System, SPA-U.S. Bank N.A.	0.090%	6/1/30	200,000	200,000	(a)(b)

Total Education				7,683,157

General Obligation - 24.8%
Bethel, CT, GO	5.000%	7/15/15	400,000	402,304
Bloomfield, CT, GO	2.500%	9/1/15	100,000	100,524
Bloomfield, CT, GO	2.000%	10/15/15	250,000	251,550
Connecticut State, GO	5.500%	12/15/15	175,000	179,794
Connecticut State, GO, Economic Recovery	5.000%	1/1/16	160,000	164,338
Danbury, CT, GO	4.000%	8/1/15	150,000	150,919
Greenwich, CT, GO	5.000%	1/15/16	150,000	154,318
Groton Town, CT, GO	3.000%	10/15/15	160,000	161,511
Milford, CT, GO	3.000%	11/1/15	100,000	101,099
New Canaan, CT, GO	4.000%	6/15/15	100,000	100,138
Newtown, CT, GO	3.000%	7/15/15	145,000	145,461
Regional School District No. 5, CT, GO	5.000%	8/15/15	310,000	312,923
Ridgefield, CT, GO	3.000%	8/1/15	150,000	150,670
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.100%	8/1/37	100,000	100,000	(a)(b)
Shelton, CT, GO	5.000%	8/1/15	175,000	176,388
Thomaston, CT, GO, BAN	1.250%	11/5/15	195,000	195,819
Tolland, CT, GO, BAN	1.500%	10/21/15	500,000	502,561
Waterford, CT, GO	3.000%	8/15/15	250,000	251,411
Westport, CT, GO	5.000%	8/15/15	100,000	100,959
Wethersfield, CT, GO	4.000%	7/15/15	250,000	251,086
Windham, CT, GO, NATL	5.000%	6/15/15	785,000	786,431
Windsor, CT, GO	5.000%	7/15/15	420,000	422,430

Total General Obligation				5,162,634

Health Care - 9.7%
Connecticut State HEFA Revenue:
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.110%	7/1/37	1,020,000	1,020,000	(a)(b)
Hospital for Special Care, LOC-Webster Bank N.A., FHLB	0.090%	7/1/37	910,000	910,000	(a)(b)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, SPA-Wells Fargo Bank N.A.	0.060%	11/15/52	100,000	100,000	(a)(b)

Total Health Care				2,030,000

Housing: Multi-Family - 7.7%
Connecticut State HFA, Housing Mortgage Finance Program, SPA-FHLB	0.100%	5/15/31	700,000	700,000	(a)(b)(c)
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, FHLMC	0.120%	12/1/28	900,000	900,000	(a)(b)(c)

Total Housing: Multi-Family				1,600,000

See Notes to Schedule of Investments.

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing: Single Family - 6.0%
Connecticut State HFA, CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.080%	7/1/32	$970,000	$970,000	(a)(b)
Connecticut State HFA, Single Family Special Obligation Revenue	1.600%	6/1/15	220,000	220,000
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.100%	1/1/27	65,000	65,000	(a)(b)

Total Housing: Single Family				1,255,000

Pollution Control - 0.5%
Uinta County, WY, PCR, Chevron USA Inc. Project	0.060%	8/15/20	100,000	100,000	(a)(b)

Power - 4.4%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.090%	12/1/39	920,000	920,000	(a)(b)

Tax Allocation - 0.5%
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.080%	11/15/21	100,000	100,000	(a)(b)

Transportation - 5.6%
Connecticut State Special Tax Obligation Revenue:
Second Lien Transportation Infrastructure	5.000%	2/1/16	230,000	237,223
Second Lien Transportation Infrastructure	5.000%	2/1/16	125,000	128,844
Transportation Infrastructure Purpose, NATL	5.000%	7/1/15	120,000	120,469
Transportation Infrastructure, AMBAC	5.000%	7/1/15	100,000	100,395
Transportation Infrastructure, AMBAC	5.000%	8/1/15	370,000	372,930
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA-Sumitomo Mitsui Banking	0.090%	4/1/36	200,000	200,000	(a)(b)

Total Transportation				1,159,861

Water & Sewer - 3.3%
Connecticut State, Revolving Fund General Revenue	4.250%	6/1/15	200,000	200,000
Connecticut State, Revolving Fund General Revenue	5.000%	6/1/15	125,000	125,000
Connecticut State, Revolving Fund General Revenue	5.000%	10/1/15	250,000	253,987
Connecticut State, Revolving Fund General Revenue	5.000%	10/1/15	100,000	101,552

Total Water & Sewer				680,539

TOTAL INVESTMENTS - 99.4% (Cost - $20,691,191#)				20,691,191
Other Assets in Excess of Liabilities - 0.6%				116,251

TOTAL NET ASSETS - 100.0%				$20,807,442

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CIL	— Corporation for Independent Living
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
ISO	— Independent System Operator
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Connecticut Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$20,691,191	—	$20,691,191

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its investors. The new rules will take effect in stages over the next two years.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 21, 2015